Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 8:- INTANGIBLE ASSETS, NET

Composition and movement:

	Capitalized Software development costs	Customer relationship	Acquired technology	Others	Total

Cost:
Balance as of January 1, 2023	$93,057	$93,134	$20,048	$584	$206,823
Capitalized development costs	3,183	-	-	-	3,183
Acquisition of subsidiaries	-	7,704	-	1,706	9,410
Adjustments arising from translating financial statements of foreign operations	(32)	(1,172)	(332)	(13)	(1,549)

Balance as of December 31, 2023	96,208	99,666	19,716	2,277	217,867

Accumulated amortization and impairment:
Balance as of January 1, 2023	$83,171	$59,429	$11,882	$284	$154,766
Amortization recognized in the year	3,545	7,925	1,712	291	13,473
Adjustments arising from translating financial statements of foreign operations	-	(864)	(163)	(3)	(1,030)

Balance as of December 31, 2023	86,716	66,490	13,431	572	167,209

Amortized cost at December 31, 2023	$9,492	$33,176	$6,285	$1,705	$50,658

	Capitalized Software development costs	Customer relationship	Acquired technology	Others	Total

Cost:
Balance as of January 1, 2024	$96,208	$99,666	$19,716	$2,277	$217,867
Capitalized development costs	2,650	-	-	-	2,650
Acquisition of subsidiaries	-	5,963	309	-	6,272
Measurement period adjustments	-	(441)	(312)	-	(753)
Adjustments arising from translating financial statements of foreign operations	(6)	(390)	(74)	(34)	(504)

Balance as of December 31, 2024	98,852	104,798	19,639	2,243	225,532

Accumulated amortization:
Balance as of January 1, 2024	$86,716	$66,490	$13,431	$572	$167,209
Amortization recognized in the year	3,477	7,708	1,589	489	13,263
Adjustments arising from translating financial statements of foreign operations	-	(173)	(41)	(13)	(227)

Balance as of December 31, 2024	90,193	74,025	14,979	1,048	180,245

Amortized cost as of December 31, 2024	$8,659	$30,773	$4,660	$1,195	$45,287

During the years ended December 31, 2022, 2023 and 2024 the Company recognized amortization expenses related to intangible assets as follows:

	Year ended December 31,
	2022	2023	2024
Cost of revenues	$5,405	$5,471	$5,066
Selling and marketing expenses	8,169	8,002	8,197
	$13,574	$13,473	$13,263

Intangible assets composition by asset type as of December 31, 2024:

	IT professional services	Software services	Total
Capitalized Software development costs	$448	$8,211	$8,659
Customer relationship	24,034	6,739	30,773
Acquired technology	1,110	3,550	4,660
Others	1,047	148	1,195
Total	$26,639	$18,648	$45,287

The estimated future amortization expense of intangible assets as of December 31, 2024 is as follows:

2025	$12,511
2026	10,272
2027	7,580
2028	5,744
2029 and thereafter	9,180
$45,287